----------------------------
                                                    OMB APPROVAL
                                                    ----------------------------
                                                    OMB Number: 3235-0570

                                                    Expires: October 31, 2006

                                                    Estimated average burden
                                                    hours per response: 19.3
                                                    ----------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number    811-09911
                                   ------------------------------------


                            Hussman Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


  5136 Dorsey Hall Drive          Ellicott City, Maryland            21042
--------------------------------------------------------------------------------
           (Address of principal executive offices)                (Zip code)


                              John F. Splain, Esq.


Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (410) 715-1145
                                                     ---------------------------


Date of fiscal year end:         June 30, 2005
                          ---------------------------------------------


Date of reporting period:       December 31, 2004
                          ---------------------------------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.



                            [GRAPHIC OMITTED] HUSSMAN
                                                FUNDS

                            HUSSMAN INVESTMENT TRUST


                         HUSSMAN STRATEGIC GROWTH FUND

                               [GRAPHIC OMITTED]






                      HUSSMAN STRATEGIC TOTAL RETURN FUND

                               [GRAPHIC OMITTED]





                               SEMI-ANNUAL REPORT

                               DECEMBER 31, 2004
                                  (UNAUDITED)

                            [GRAPHIC OMITTED] HUSSMAN
                                                FUNDS

                             STRATEGIC GROWTH FUND


    Comparison of the Change in Value of a $10,000 Investment in the Hussman
      Strategic Growth Fund Versus the Standard & Poor's 500 Index and the
                              Russell 2000 Index(a)


                                [GRAPHIC OMITTED]

    HUSSMAN STRATEGIC GROWTH FUND            S&P 500 INDEX                RUSSELL 2000 INDEX
    -----------------------------            -------------                ------------------
     7/24/2000           10,000      7/24/2000            10,000     7/24/2000            10,000
     7/31/2000    0.00%  10,000      7/31/2000    -2.27%   9,773     7/31/2000    -2.62%   9,738
     8/31/2000    0.30%  10,030      8/31/2000     6.21%  10,380     8/31/2000     7.59%  10,477
     9/30/2000    3.19%  10,350      9/30/2000    -5.28%   9,832     9/30/2000    -2.96%  10,167
    10/31/2000   -3.00%  10,040     10/31/2000    -0.42%   9,790    10/31/2000    -4.46%   9,714
    11/30/2000    7.97%  10,840     11/30/2000    -7.88%   9,018    11/30/2000   -10.27%   8,716
    12/31/2000    7.38%  11,640     12/31/2000     0.49%   9,063    12/31/2000     8.65%   9,470
     1/31/2001   -3.18%  11,270      1/31/2001     3.55%   9,384     1/31/2001     5.21%   9,963
     2/28/2001    6.74%  12,030      2/28/2001    -9.12%   8,528     2/28/2001    -6.56%   9,309
     3/31/2001    3.33%  12,430      3/31/2001    -6.34%   7,988     3/31/2001    -4.89%   8,854
     4/30/2001   -1.93%  12,190      4/30/2001     7.77%   8,609     4/30/2001     7.82%   9,547
     5/31/2001    1.23%  12,340      5/31/2001     0.67%   8,667     5/31/2001     2.45%   9,781
     6/30/2001   -1.13%  12,200      6/30/2001    -2.43%   8,456     6/30/2001     3.41%  10,114
     7/31/2001    2.21%  12,470      7/31/2001    -0.98%   8,372     7/31/2001    -5.28%   9,581
     8/31/2001    2.41%  12,770      8/31/2001    -6.26%   7,848     8/31/2001    -3.23%   9,271
     9/30/2001   -1.02%  12,640      9/30/2001    -8.08%   7,215     9/30/2001   -13.47%   8,022
    10/31/2001    1.00%  12,767     10/31/2001     1.91%   7,352    10/31/2001     5.86%   8,492
    11/30/2001    3.68%  13,236     11/30/2001     7.67%   7,916    11/30/2001     7.75%   9,150
    12/31/2001    0.84%  13,348     12/31/2001     0.88%   7,985    12/31/2001     6.18%   9,716
     1/31/2002    3.69%  13,840      1/31/2002    -1.46%   7,869     1/31/2002    -1.03%   9,615
     2/28/2002    0.89%  13,963      2/28/2002    -1.93%   7,717     2/28/2002    -2.74%   9,352
     3/31/2002    3.68%  14,477      3/31/2002     3.76%   8,007     3/31/2002     8.04%  10,104
     4/30/2002    2.39%  14,823      4/30/2002    -6.06%   7,522     4/30/2002     0.91%  10,196
     5/31/2002    2.49%  15,192      5/31/2002    -0.74%   7,466     5/31/2002    -4.44%   9,744
     6/30/2002   -1.84%  14,913      6/30/2002    -7.12%   6,935     6/30/2002    -4.95%   9,262
     7/31/2002    2.85%  15,338      7/31/2002    -7.80%   6,394     7/31/2002   -15.11%   7,862
     8/31/2002    0.36%  15,394      8/31/2002     0.66%   6,436     8/31/2002    -0.26%   7,842
     9/30/2002   -1.23%  15,204      9/30/2002   -10.87%   5,737     9/30/2002    -7.18%   7,279
    10/31/2002   -1.76%  14,935     10/31/2002     8.80%   6,241    10/31/2002     3.20%   7,512
    11/30/2002   -1.07%  14,775     11/30/2002     5.89%   6,609    11/30/2002     8.92%   8,182
    12/31/2002    3.01%  15,220     12/31/2002    -5.87%   6,221    12/31/2002    -5.56%   7,728
     1/31/2003   -0.47%  15,148      1/31/2003    -2.62%   6,058     1/31/2003    -2.76%   7,515
     2/28/2003   -1.43%  14,931      2/28/2003    -1.50%   5,967     2/28/2003    -3.02%   7,288
     3/31/2003   -0.08%  14,919      3/31/2003     0.97%   6,025     3/31/2003     1.29%   7,381
     4/30/2003    1.77%  15,184      4/30/2003     8.24%   6,521     4/30/2003     9.48%   8,081
     5/31/2003    7.60%  16,338      5/31/2003     5.27%   6,865     5/31/2003    10.73%   8,948
     6/30/2003    1.55%  16,590      6/30/2003     1.28%   6,952     6/30/2003     1.82%   9,111
     7/31/2003    3.19%  17,119      7/31/2003     1.76%   7,075     7/31/2003     6.25%   9,680
     8/31/2003    2.39%  17,528      8/31/2003     1.95%   7,213     8/31/2003     4.59%  10,125
     9/30/2003   -2.13%  17,155      9/30/2003    -1.06%   7,136     9/30/2003    -1.84%   9,938
    10/31/2003    3.50%  17,756     10/31/2003     5.66%   7,540    10/31/2003     8.40%  10,772
    11/30/2003    1.55%  18,032     11/30/2003     0.88%   7,606    11/30/2003     3.55%  11,154
    12/31/2003    2.20%  18,429     12/31/2003     5.25%   8,005    12/31/2003     2.04%  11,382
     1/31/2004    1.17%  18,645      1/31/2004     1.84%   8,152     1/31/2004     4.34%  11,877
     2/29/2004    3.23%  19,247      2/29/2004     1.39%   8,265     2/29/2004     0.90%  11,983
     3/31/2004   -0.38%  19,174      3/31/2004    -1.51%   8,140     3/31/2004     0.93%  12,095
     4/30/2004   -0.82%  19,018      4/30/2004    -1.57%   8,013     4/30/2004    -5.10%  11,478
     5/31/2004    0.32%  19,078      5/31/2004     1.37%   8,123     5/31/2004     1.59%  11,661
     6/30/2004    0.19%  19,114      6/30/2004     1.95%   8,281     6/30/2004     4.21%  12,152
     7/31/2004   -2.20%  18,693      7/31/2004    -3.31%   8,006     7/31/2004    -6.73%  11,334
     8/31/2004   -2.32%  18,260      8/31/2004     0.40%   8,039     8/31/2004    -0.52%  11,276
     9/30/2004    2.17%  18,657      9/30/2004     1.08%   8,126     9/30/2004     4.69%  11,805
    10/31/2004    0.32%  18,717     10/31/2004     1.53%   8,250    10/31/2004     1.99%  12,040
    11/30/2004    2.32%  19,151     11/30/2004     4.05%   8,584    11/30/2004     8.70%  13,087
    12/31/2004    1.19%  19,379     12/31/2004     3.41%   8,876    12/31/2004     2.97%  13,476

           Past performance is not predictive of future performance.
         --------------------------------------------------------------
                         AVERAGE ANNUAL TOTAL RETURNS(b)
                       For Periods Ended December 31, 2004
                                                             Since
                                         1 Year  3 Years  Inception(c)
                                         ------  -------  ------------
         Hussman Strategic Growth Fund    5.16%   13.23%    16.07%
         S&P 500 Index                   10.88%    3.59%    (2.65%)
         Russell 2000 Index              18.40%   11.52%     6.95%
         --------------------------------------------------------------

(a) The Hussman Strategic Growth Fund invests in stocks listed on the New York, American, and NASDAQ exchanges, and does not specifically restrict its holdings to a particular market capitalization. The S&P 500 and Russell 2000 are indices of large and small capitalization stocks, respectively.

(b) Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)  Annualized. Initial public offering of shares was July 24, 2000.

                           [GRAPHIC OMITTED] HUSSMAN
                                               FUNDS

                          STRATEGIC TOTAL RETURN FUND


    Comparison of the Change in Value of a $10,000 Investment in the Hussman Strategic Total Return Fund versus the Lehman Brothers U.S. Aggregate Index(a)


                               [GRAPHIC OMITTED]

                                              LEHMAN BROTHERS
 HUSSMAN STRATEGIC TOTAL RETURN FUND        U.S. AGGREGATE INDEX
 ------------------------------------   -----------------------------
    9/12/2002            10,000          9/12/2002             10,000
    9/30/2002   -0.40%    9,960          9/30/2002     0.97%   10,097
   10/31/2002   -1.31%    9,830         10/31/2002    -0.46%   10,050
   11/30/2002   -0.41%    9,790         11/30/2002    -0.03%   10,047
   12/31/2002    4.49%   10,230         12/31/2002     2.07%   10,255
    1/31/2003    0.10%   10,240          1/31/2003     0.09%   10,264
    2/28/2003    0.29%   10,270          2/28/2003     1.38%   10,406
    3/31/2003   -0.90%   10,177          3/31/2003    -0.08%   10,398
    4/30/2003    0.00%   10,177          4/30/2003     0.83%   10,484
    5/31/2003    4.25%   10,610          5/31/2003     1.86%   10,679
    6/30/2003    0.66%   10,681          6/30/2003    -0.20%   10,658
    7/31/2003   -2.56%   10,407          7/31/2003    -3.36%   10,300
    8/31/2003    2.53%   10,670          8/31/2003     0.66%   10,368
    9/30/2003    2.87%   10,977          9/30/2000     2.65%   10,642
   10/31/2003    0.09%   10,987         10/31/2003    -0.93%   10,543
   11/30/2003    0.75%   11,069         11/30/2003     0.24%   10,569
   12/31/2003    1.48%   11,233         12/31/2003     1.02%   10,676
    1/31/2004    0.57%   11,297          1/31/2004     0.80%   10,762
    2/29/2004    1.50%   11,466          2/29/2004     1.08%   10,878
    3/31/2004    1.94%   11,689          3/31/2004     0.75%   10,960
    4/30/2004   -5.45%   11,052          4/30/2004    -2.60%   10,675
    5/31/2004    2.02%   11,275          5/31/2004    -0.40%   10,632
    6/30/2004   -0.07%   11,267          6/30/2004     0.57%   10,693
    7/31/2004    0.38%   11,309          7/31/2004     0.99%   10,799
    8/31/2004    2.37%   11,577          8/31/2004     1.91%   11,005
    9/30/2004    1.18%   11,714          9/30/2004     0.27%   11,034
   10/31/2004    1.10%   11,843         10/31/2004     0.84%   11,127
   11/30/2004    0.83%   11,942         11/30/2004    -0.80%   11,038
   12/31/2004    0.18%   11,963         12/31/2004     0.92%   11,140

Past performance is not predictive of future performance.

         --------------------------------------------------------------
                         AVERAGE ANNUAL TOTAL RETURNS(b)
                       For Periods Ended December 31, 2004
                                                              Since
                                                1 Year     Inception(c)
                                                -------    ------------
         Hussman Strategic Total Return Fund     6.50%        8.10%
         Lehman Brothers U.S. Aggregate Index    4.34%        4.80%
         --------------------------------------------------------------

(a)  The Lehman Brothers U.S.  Aggregate Index covers the U.S.  investment grade
     fixed-rate  bond  market,  with  index  components  for  U.S.   government,
     government agency and corporate securities.

(b) Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund adviser has agreed until at least December 31, 2005 to waive its investment advisory fees and to absorb Fund expenses to the extent necessary to limit the Fund's annual ordinary operating expenses to 0.90% of its average daily net assets. The Fund's performance has been positively affected by these provisions. Absent such fee waivers and expense reimbursements, Fund performance would be lower.

(c)  Annualized. Initial public offering of shares was September 12, 2002.

THE HUSSMAN FUNDS
--------------------------------------------------------------------------------

LETTER TO SHAREHOLDERS                                          JANUARY 31, 2005
--------------------------------------------------------------------------------

DEAR SHAREHOLDER,

     The Hussman Funds achieved continued appreciation last year, with both the Strategic Growth Fund and Strategic Total Return Fund extending their strong profiles of return per unit of risk. This performance was consistent with our long-term investment discipline and risk management objectives. Although the Hussman Funds are not intended to track short-term movements in the stock and bond markets, I suspect that the modest departures we did experience were a source of disappointment for short-term investors.

     With the S&P 500 still below its level of six years ago, yet at historically rich valuations on the basis of earnings, dividends and book values, the importance of risk management for long-term investors is clear. Our investment objective is to achieve long-term capital appreciation and total returns, with added emphasis on protecting capital during conditions that have generally been unfavorable toward market risk. This emphasis on risk management distinguishes the Hussman Funds from investment strategies that consistently attempt to track short-term movements in the stock and bond markets. The Funds are further distinguished by having strongly outperformed their respective benchmarks since inception.

HUSSMAN STRATEGIC GROWTH FUND

     For the year ended December 31, 2004, the Strategic Growth Fund achieved a total return of 5.16%, compared with 10.88% for the S&P 500 Index. In a speculative, richly priced stock market, the performance of the Fund was consistent with the limited amount of market risk that I chose to accept during the year. Since its inception on July 24, 2000, the Strategic Growth Fund has achieved an annualized total return of 16.07%, compared with annualized total returns of -2.65% and 6.95% in the S&P 500 and Russell 2000 indices, respectively.

     As I've frequently noted, the Fund's objective is to achieve strong results for our shareholders on the basis of two criteria: long-term total returns, and risk adjusted returns. In the long term, investors do not achieve bull market performance or bear market performance. What is relevant is performance over the complete market cycle. Since the Strategic Growth Fund may not closely track the market during short-term trough-to-peak or peak-to-trough movements, the most appropriate way to evaluate performance is to measure from one peak in the market to the next, preferably across market cycles, but at least over a small number of years.

--------------------------------------------------------------------------------
1

THE HUSSMAN FUNDS
--------------------------------------------------------------------------------

LETTER TO SHAREHOLDERS (CONTINUED)
--------------------------------------------------------------------------------

     Updating the analysis presented in the June 30, 2004 report, from the standpoint of total returns, the 2002 peak in the S&P 500 Index occurred on March 19, 2002. The 2004 peak in the Index occurred on December 31, 2004. Between these two dates, the Strategic Growth Fund achieved an annualized total return of 11.88%, compared with an annualized total return of 3.04% for the S&P 500 Index. Meanwhile, even including two very strong years for small companies, the Russell 2000 Index achieved an annualized total return of 11.05% overall. The deepest pullback in the Strategic Growth Fund between these two market peaks was less than 7%, compared with pullbacks of 33% and 36% for the S&P 500 Index and Russell 2000 Index, respectively.

PERFORMANCE DRIVERS

     The Strategic Growth Fund was substantially hedged against the impact of market fluctuations during 2004. As of late-October, the Strategic Growth Fund was slightly ahead of the S&P 500 for the year-to-date. However, the Fund did not fully participate in the post-election rally during the final weeks of the year, due to option hedges intended to limit the Fund's exposure to market fluctuations. This was unfortunate, but I do not attempt to capture short-term fluctuations in the market if doing so would violate our risk-management discipline. From the standpoint of risk management, the Fund performed as intended.

     Meanwhile, the individual stocks held by the Fund outperformed the S&P 500 Index in 2004, as in prior years (equity-only returns were just over 12% last year, after expenses, compared with 10.88% for the S&P 500). However, that performance margin was not wide enough to overcome our limited exposure to market fluctuations. The narrow margin was largely the result of weakness in several individual stock holdings in the pharmaceutical and wireless communications industries.

     If any disappointment stood out last year, it was that favorable valuation proved to be a relatively ineffective factor in choosing investments. That
challenge  was  compounded  by   unanticipated   developments  in  Merck,   King
Pharmaceuticals, Silicon Laboratories and UTStarcom. That's part of the difficulty with overvalued markets - stocks that do seem favorably valued often produce good reasons, in hindsight, to be cheap.

     In the end, the individual stocks held by the Fund outperformed the S&P 500 by only a slim margin last year, as the apparently favorable valuations of


--------------------------------------------------------------------------------

THE HUSSMAN FUNDS
--------------------------------------------------------------------------------

LETTER TO SHAREHOLDERS (CONTINUED)
--------------------------------------------------------------------------------

certain holdings were not sufficient to offset unexpected negative developments, such as earnings restatements and the abrupt removal of Vioxx from the pharmaceutical market.

     Individual stocks contributing to the Fund's performance in the past 12 months included Macromedia, Abercrombie and Fitch, Biosite, McDonalds, Valero Energy, Archer-Daniels-Midland, and Home Depot, each which achieved in excess of $5 million in gains for the Fund. Losses above that amount were experienced by UTStarcom, Merck, Silicon Laboratories, and King Pharmaceuticals.

PORTFOLIO INSIGHT

     The Portfolio of Investments section of this report provides a detailed view of our investment stance. As of December 31, 2004, the Fund had net assets of $1,469,538,500, and was invested in a diversified portfolio of 203 stocks, valued at $1,420,622,264. The Fund's largest positions included McDonalds (2.7%), Pfizer (2.4%), Macromedia (2.1%), Eastman Kodak (1.7%), Microsoft (1.6%), Archer Daniels Midland (1.5%), Masco (1.5%), Home Depot (1.5%), Alltel (1.4%), and King Pharmaceuticals (1.4%).

     While the Fund generally seeks to maintain a fully invested (90% or greater) position in individual stocks, it also has the flexibility to hedge that portfolio against the impact of market fluctuations, up to the full value of those holdings. The Fund, however, cannot take net short positions.

     As of December 31, the Fund held 8500 put-call combinations on the S&P 100 Index, and 6500 put-call positions on the Russell 2000. Each put-call combination is created by purchasing one put option and selling short one call option having the same strike price and expiration as the put. This combination behaves as an interest-bearing short-sale on the index.

     The Fund also held an additional position in 9000 S&P 100 put options to defend the Fund's stock portfolio against downside risk without fully hedging against upside fluctuations in the market. Given a continued willingness of investors to speculate (as measured by the quality of market action), combined with a relatively low cost of option premium (as measured by implied volatilities), I viewed this as an effective way to maintain a constructive investment position, while still defending against the risks posed by a substantially overvalued market.


--------------------------------------------------------------------------------
3

THE HUSSMAN FUNDS
--------------------------------------------------------------------------------

LETTER TO SHAREHOLDERS (CONTINUED)
--------------------------------------------------------------------------------

     To detail the effect of the Fund's option positions, note that on December 31, 2004, the S&P 100 Index closed at 575.29. Since each option controls 100 "shares" of the index, each S&P 100 put-call combination acted as a short sale of $57,529 worth of the S&P 100. Similarly, the Russell 2000 closed at 651.57 on that date. So each Russell 2000 put-call combination acted as a short sale of $65,157 worth of the Russell 2000.

     In effect, the 8500 S&P 100 option combinations and the 6500 Russell 2000 option combinations were equivalent to a short sale on major market indices, having a combined value of $912,517,000. This hedge represented an effective short-sale on major indices against about 64% of the Fund's stock holdings. The remaining stocks held by the Fund were hedged "directionally" with S&P 100 put options only. The combined position left the Fund well-hedged against substantial declines in the major indices, while retaining a modest ability to participate in any further market advance.

     Notably, these option positions should not be interpreted as "bearish" positions or as forecasts of impending market weakness. The option positions periodically held by the Fund are generally intended to reduce the Fund's exposure to overall market fluctuations in conditions that have not strongly rewarded market risk, on average, while preserving the Fund's exposure to movements in the stock portfolio that are independent of the market.

HUSSMAN STRATEGIC TOTAL RETURN FUND

     For the year ended December 31, 2004, the Strategic Total Return Fund achieved a total return of 6.50%, compared with a total return of 4.34% in the Lehman Brothers U.S. Aggregate Index. Since its inception on September 12, 2002, the Strategic Total Return Fund has achieved an annualized total return of 8.10%, compared with 4.80% for the Lehman index.

PERFORMANCE DRIVERS

     The combination of rising energy prices, a weakening dollar, and tightening monetary policy had been widely predicted to be negative for bonds in 2004. Still, the 10-year Treasury yield managed to end the year virtually unchanged. In this environment, the Strategic Total Return Fund achieved sound returns through a limited-duration position in Treasury Inflation Protected Securities combined with a moderate exposure to precious metals shares.


--------------------------------------------------------------------------------

THE HUSSMAN FUNDS
--------------------------------------------------------------------------------

LETTER TO SHAREHOLDERS (CONTINUED)
--------------------------------------------------------------------------------

     The year was not without short-term volatility. During the second quarter of 2004, investors began trading on a "theme" based on expectations of rapid economic growth paired with low inflation. This resulted in a temporary but unusually tight relationship between bonds and precious metals in April 2004, which produced unexpected short-term volatility that month. This weakness was reversed as interest rate pressures subsided and inflation expectations normalized.

     Because of various shifts in the composition of the Fund between nominal and inflation protected Treasury securities during the year, based on interest spreads and other considerations, long-term Treasury securities represented both the largest gains and the largest losses in the portfolio. Precious metals shares also contributed to Fund performance. By security, the largest gains in 2004 were contributed by: Treasury inflation protected (TIPS) 3.875 4/15/29, Barrick Gold, TIPS 2.0 01/15/14, Placer Dome, Newmont Mining, and TIPS 3.875 01/15/12, each which achieved gains in excess of $300,000 in the Fund. Losses above that amount were experienced in the 5.375 Treasury bond of 5/15/31.

PORTFOLIO INSIGHT

     The Portfolio of Investments section of this report provides a detailed view of our investment stance. As of December 31, 2004, the Fund had net assets of $120,921,311. Of this, approximately half of the Fund's assets were invested in U.S. Treasury inflation protected securities, contributing to a relatively limited portfolio duration of approximately 2.5 years. This means that as of the year-end, a 100 basis point change in interest rates could be expected to impact the Fund's value by about 2% on the basis of bond price fluctuations. Approximately 21% of the Fund's portfolio was invested in Treasury bills and other money market securities, 7% was invested in U.S. Government agency securities, mostly callable issues with maturities of 3 years or less, and approximately 22% of assets were invested in common stocks, with precious metals shares representing about three-quarters of that position.

     It is important to recognize that the Fund's exposure to interest rate fluctuations will vary depending on prevailing market conditions. As of year-end, those conditions reflected relatively low yields and modestly unfavorable market action, including upward pressures on short-term interest rates, modest but persistent inflation, and a flattening yield curve. Historically, low and

--------------------------------------------------------------------------------
5

THE HUSSMAN FUNDS
--------------------------------------------------------------------------------

LETTER TO SHAREHOLDERS (CONTINUED)
--------------------------------------------------------------------------------

flattening yield curves have not provided much of a springboard for subsequent capital appreciation in fixed income securities. Substantial exposure to duration risk is best reserved for periods of higher yields and steeper maturity premiums.

     Given the Fund's restrained duration, much of the day-to-day fluctuation in Fund value in the coming months will likely be associated with fluctuation in the value of precious metals shares.

CURRENT OUTLOOK

U.S. STOCKS

     Any discussion of current stock market conditions should begin by distinguishing short-term pressures from long-term fundamentals. As the markets enter 2005, the S&P 500 Index is at one of the most overvalued levels in history in relation to earnings, revenues, book values, dividends, replacement costs and other measures. Indeed, with the exception of the market bubble that ended in 2000, the S&P 500's current price/peak-earnings multiple of 21 has previously been seen only at the major bull market peaks of 1929, 1972 and 1987.

     Still, overvaluation only implies that stocks are priced to deliver unsatisfactory long-term returns for buy-and-hold investors. Valuations imply very little about short-term market returns. This is because the willingness of investors to speculate has little to do with valuations, and can even strengthen as prices advance. Currently, the quality of market action remains generally resilient on the basis of breadth, leadership, industry behavior and other measures of market internals. This suggests that investors have not yet abandoned their willingness to accept increasing levels of market risk.

     Ultimately, periods of high valuation and investor speculation end badly, but there is a profound difference between ultimate outcomes and near-term ones. There is not yet enough evidence from market action to justify an entirely defensive stance against market risk. The potential for abrupt deterioration at these valuations certainly exists, which is why the Strategic Growth Fund is already substantially hedged against downside risks. But a strongly defensive stance against market risk will require evidence of further deterioration in the internal action of the market.



--------------------------------------------------------------------------------

THE HUSSMAN FUNDS
--------------------------------------------------------------------------------

LETTER TO SHAREHOLDERS (CONTINUED)
--------------------------------------------------------------------------------

     This sort of deterioration might include breakdowns in various industry groups, a tendency for the number of declining stocks to persistently outpace the number of advances, widening risk spreads between corporate and Treasury securities, an expanding number of stocks hitting new annual lows, or other evidence that investors have abandoned their willingness to speculate.

     Evidence of internal deterioration need not emerge in the midst of a substantial market decline. Rather, the historical tendency is for internal market action to deteriorate in advance of obvious weakness in the major indices. Again, however, the excessive level of valuations already warrants a substantial, though not complete, hedge against the impact of market fluctuations.

     From a longer term perspective, my impression is that stocks probably remain in a "secular bear market" - a series of multi-year market cycles (bear markets followed by bull markets) in which the bear declines establish successively lower and more normal levels of valuation. Over the past century, these periods have lasted about 17 years, on average, during which time stocks have gone nowhere, but in an interesting way.

     Aggressive assumptions are not required in order to conclude that the S&P 500 is likely to produce disappointing returns from a multiple of 21 times record earnings. Assume that S&P earnings continue to expand at their historical 6% peak-to-peak growth rate and that the price/peak earnings multiple simply touches its historical average of 14 in the future (never mind the historical median of 11 or major lows near 7 or below). Given these mundane assumptions, the annual total return on the S&P 500 over the coming 7 years, for example, would average just 2.16%. This is simply algebra.

     In order to expect satisfactory long-term returns from current market valuations, it is not enough to argue that high valuations are justified by current levels of interest rates, inflation, and so forth. Rather, one must argue either that future earnings growth will outpace even the highest peak-to-peak rates observed over the past century, or that high valuations will be sustained into the indefinite future.





--------------------------------------------------------------------------------
7

THE HUSSMAN FUNDS
--------------------------------------------------------------------------------

LETTER TO SHAREHOLDERS (CONTINUED)
--------------------------------------------------------------------------------

TREASURY BONDS & THE U.S. DOLLAR

     With regard to the U.S. economy, given an enormous and continuing U.S. current account deficit, there remains significant potential for weakness in the U.S. dollar. Importantly, even a contraction in the current account deficit is likely to be attended by substantial dollar weakness. This is because a narrowing current account deficit is typically accompanied by softness in gross domestic investment (a relationship that can be predicted from the savings-investment identity). As a result, unless the U.S. economy experiences surprising growth, a further trend of weakness in the U.S. dollar appears likely, which would generally be supportive of precious metals shares.

     Meanwhile, the impact of potential dollar weakness on interest rates is likely to be mixed. Historically, major dollar weakness has been accompanied by rising inflation but relatively stable nominal interest rates, resulting in a move to negative real interest rates. The difficulty at present is that nominal interest rates are already quite low, which reduces the extent to which bond investors are likely to tolerate inflation pressures. In my view, inflation protected securities of limited maturity are a reasonable middle ground, being relatively immune to the potential impact of rising inflation, yet retaining some potential for capital appreciation if real interest rates are pressured lower.

INVESTMENT STRATEGY

     In short, the most basic feature of the current environment is the unattractive fundamental condition of the stock and bond markets. Long-term investment returns simply cannot be detached from starting valuations. High and stable valuations generally produce low investment returns. High and contracting valuations generally produce unacceptable investment losses.

     Elevated valuations have never been sustained indefinitely, and it is unlikely that they will do so in the future. We certainly have some ability to participate in overvalued, speculative markets, provided that the quality of market action is sufficiently favorable. Still, our short-term participation in the market is always set in the context of long-term risk management.

     In my view, the way to achieve high long-term returns per unit of risk is straightforward: accept more risk in conditions that have historically produced high returns per unit of risk, on average, and accept less risk in conditions that have historically produced low returns per unit of risk, on average. This is not complicated, but it is difficult, because it requires us to periodically subordinate

--------------------------------------------------------------------------------

THE HUSSMAN FUNDS
--------------------------------------------------------------------------------

LETTER TO SHAREHOLDERS (CONTINUED)
--------------------------------------------------------------------------------

short-term discomfort to long-term discipline. Though our investment strategy lacks the excitement of trying to predict and capture short-term market movements, I expect that the discipline and flexibility of our approach will continue to serve our shareholders well.

     I appreciate your investment in the Hussman Funds.

Best wishes,

JOHN P. HUSSMAN, Ph.D.

Weekly updates regarding market conditions and investment strategy, as well as special reports and analysis, are available at no charge at the Fund's website WWW.HUSSMANFUNDS.COM.

The performance data quoted for the Funds represents past performance. The investment return of the Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.









--------------------------------------------------------------------------------
9

THE HUSSMAN STRATEGIC GROWTH FUND
PORTFOLIO INFORMATION
--------------------------------------------------------------------------------

DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
SECTOR ALLOCATION (% OF NET ASSETS)

                                    Energy - 12.2%
                                    Materials - 5.9%
                                    Industrials - 5.6%
                                    Consumer Discretionary - 24.1%
                                    Consumer Staples - 12.1%
   [GRAPHIC OMITTED]                Healthcare - 17.7%
                                    Financials - 4.0%
                                    Information Technology - 9.8%
                                    Telecommunications Services - 5.1%
                                    Utilities - 0.2%
                                    Other - 3.3%



HUSSMAN STRATEGIC TOTAL RETURN FUND
PORTFOLIO INFORMATION
--------------------------------------------------------------------------------

DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION (% OF NET ASSETS)

                                    Common Stocks - 21.5%
                                    U.S. Treasury Obligations - 69.5%
[GRAPHIC OMITTED]                   U.S. Government Agency Obligations - 7.1%
                                    Foreign Government Obligations - 0.2%
                                    Other - 1.7%




--------------------------------------------------------------------------------

HUSSMAN INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                            HUSSMAN            HUSSMAN
                                                                           STRATEGIC       STRATEGIC TOTAL
                                                                          GROWTH FUND        RETURN FUND
                                                                        ---------------    ---------------
ASSETS
  Investments in securities:
    At acquisition cost .............................................   $ 1,345,535,227    $   114,748,591
                                                                        ===============    ===============
    At value (Note 1) ...............................................   $ 1,446,731,264    $   118,904,796
  Investments in money market funds .................................        79,493,151          1,416,935
  Cash ..............................................................           500,000                 --
  Dividends and interest receivable .................................         1,681,656            665,299
  Receivable for capital shares sold ................................         1,854,133            148,190
  Other assets ......................................................           118,715             24,943
                                                                        ---------------    ---------------
    Total Assets ....................................................     1,530,378,919        121,160,163
                                                                        ---------------    ---------------

LIABILITIES
  Dividends payable .................................................           283,812             65,966
  Written call options, at value (Notes 1 and 4)
    (premiums received $44,997,500) .................................        58,175,500                 --
  Payable for capital shares redeemed ...............................           750,771             81,049
  Accrued investment advisory fees (Note 3) .........................         1,328,591             45,377
  Payable to administrator (Note 3) .................................           126,200             20,250
  Other accrued expenses ............................................           175,545             26,210
                                                                        ---------------    ---------------
    Total Liabilities ...............................................        60,840,419            238,852
                                                                        ---------------    ---------------
NET ASSETS ..........................................................   $ 1,469,538,500    $   120,921,311
                                                                        ===============    ===============
Net assets consist of:
  Paid-in capital ...................................................   $ 1,400,813,407    $   116,248,181
  Undistributed net investment income ...............................         2,260,603             15,237
  Accumulated net realized gains (losses) from security
    transactions and option contracts ...............................       (21,553,547)           501,611
  Net unrealized appreciation/depreciation on investments and options        88,018,037          4,043,267
  Net unrealized appreciation/depreciation on translation of assets
    and liabilities in foreign currencies ...........................                --            113,015
                                                                        ---------------    ---------------

NET ASSETS ..........................................................   $ 1,469,538,500    $   120,921,311
                                                                        ===============    ===============

Shares of beneficial interest outstanding (unlimited number
  of shares authorized, no par value) ...............................        95,687,243         10,947,879
                                                                        ===============    ===============

Net asset value, offering price and redemption
  price per share(a) (Note 1) .......................................   $         15.36    $         11.05
                                                                        ===============    ===============
(a)  Redemption price varies based on length of time shares are held.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
11

HUSSMAN INVESTMENT TRUST
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                            HUSSMAN            HUSSMAN
                                                                           STRATEGIC       STRATEGIC TOTAL
                                                                          GROWTH FUND        RETURN FUND
                                                                        ---------------    ---------------

INVESTMENT INCOME
  Dividends .........................................................   $    14,122,872    $       220,422
  Foreign withholding taxes on dividends ............................           (32,299)            (4,454)
  Interest ..........................................................              --            1,464,241
                                                                        ---------------    ---------------
    Total Income ....................................................        14,090,573          1,680,209
                                                                        ---------------    ---------------

EXPENSES
  Investment advisory fees (Note 3) .................................         7,563,369            342,655
  Administration fees (Note 3) ......................................           466,479             76,226
  Transfer agent, account maintenance and
    shareholder services fees (Note 3) ..............................           343,761             37,941
  Custodian and bank service fees ...................................           131,969             18,924
  Registration and filing fees ......................................            91,737             19,928
  Fund accounting fees (Note 3) .....................................            63,151             20,762
  Postage and supplies ..............................................            60,225             12,203
  Professional fees .................................................            37,513             28,062
  Trustees' fees and expenses .......................................            20,563             20,563
  Printing of shareholder reports ...................................            28,699              7,021
  Insurance expense .................................................            21,774              2,118
  Compliance consulting fees (Note 3) ...............................            14,042              2,981
  Other expenses ....................................................            28,009              6,425
                                                                        ---------------    ---------------
    Total Expenses ..................................................         8,871,291            595,809
  Less fees waived by the Adviser (Note 3) ..........................                --            (81,826)
                                                                        ---------------    ---------------
    Net Expenses ....................................................         8,871,291            513,983
                                                                        ---------------    ---------------

NET INVESTMENT INCOME ...............................................         5,219,282          1,166,226
                                                                        ---------------    ---------------

REALIZED AND UNREALIZED  GAINS  (LOSSES) ON  INVESTMENTS,
  OPTION  CONTRACTS AND FOREIGN CURRENCIES (NOTE 4)
  Net realized gains (losses) from:
    Security transactions ...........................................        67,315,052          1,235,557
    Option contracts ................................................       (98,231,722)                --
    Foreign currency transactions ...................................                --                 56
  Net change in unrealized appreciation/depreciation on:
    Investments .....................................................        26,010,053          4,143,368
    Option contracts ................................................        22,465,447                 --
    Foreign currency translation ....................................                --             46,382
                                                                        ---------------    ---------------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS,
  OPTION CONTRACTS AND FOREIGN CURRENCIES ...........................        17,558,830          5,425,363
                                                                        ---------------    ---------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ..........................   $    22,778,112    $     6,591,589
                                                                        ===============    ===============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

HUSSMAN STRATEGIC GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                          SIX MONTHS
                                                                            ENDED                YEAR
                                                                          DECEMBER 31,          ENDED
                                                                             2004              JUNE 30,
                                                                          (UNAUDITED)            2004
                                                                        ---------------    ---------------
FROM OPERATIONS
  Net investment income (loss) ......................................   $     5,219,282    $    (3,278,557)
  Net realized gains (losses) from:
    Security transactions ...........................................        67,315,052        119,355,647
    Option contracts ................................................       (98,231,722)       (25,308,095)
  Net change in unrealized appreciation/depreciation on:
    Investments .....................................................        26,010,053         54,250,925
    Option contracts ................................................        22,465,447        (49,101,072)
                                                                        ---------------    ---------------
Net increase in net assets resulting from operations ................        22,778,112         95,918,848
                                                                        ---------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income ........................................        (2,958,679)              --
  From net realized gains ...........................................       (65,407,312)          (392,622)
                                                                        ---------------    ---------------
Net decrease in net assets from distributions to shareholders .......       (68,365,991)          (392,622)
                                                                        ---------------    ---------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold .........................................       394,835,521        886,768,872
  Net asset value of shares issued in reinvestment of
    distributions to shareholders ...................................        62,556,168            367,109
  Proceeds from redemption fees collected (Note 1) ..................           578,381            502,840
  Payments for shares redeemed ......................................      (259,546,992)      (178,389,520)
                                                                        ---------------    ---------------
Net increase in net assets from capital share transactions ..........       198,423,078        709,249,301
                                                                        ---------------    ---------------

TOTAL INCREASE IN NET ASSETS ........................................       152,835,199        804,775,527

NET ASSETS
  Beginning of period ...............................................     1,316,703,301        511,927,774
                                                                        ---------------    ---------------
  End of period .....................................................   $ 1,469,538,500    $ 1,316,703,301
                                                                        ===============    ===============

UNDISTRIBUTED NET INVESTMENT INCOME .................................   $     2,260,603    $            --
                                                                        ===============    ===============
CAPITAL SHARE ACTIVITY
  Sold ..............................................................        25,560,967         57,650,681
  Reinvested ........................................................         4,142,422             24,872
  Redeemed ..........................................................       (16,897,465)       (11,889,870)
                                                                        ---------------    ---------------
  Net increase in shares outstanding ................................        12,805,924         45,785,683
  Shares outstanding at beginning of period .........................        82,881,319         37,095,636
                                                                        ---------------    ---------------
  Shares outstanding at end of period ...............................        95,687,243         82,881,319
                                                                        ===============    ===============

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
13

HUSSMAN STRATEGIC GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                          SIX MONTHS
                                                                            ENDED                YEAR
                                                                          DECEMBER 31,          ENDED
                                                                             2004              JUNE 30,
                                                                          (UNAUDITED)            2004
                                                                        ---------------    ---------------

FROM OPERATIONS
  Net investment income .............................................   $     1,166,226    $     1,196,070
  Net realized gains from:
    Security transactions ...........................................         1,235,557             84,715
    Foreign currency transactions ...................................                56             81,150
  Net change in unrealized appreciation/depreciation on:
    Investments .....................................................         4,143,368           (655,732)
    Foreign currency translation ....................................            46,382            (14,915)
                                                                        ---------------    ---------------
Net increase in net assets resulting from operations ................         6,591,589            691,288
                                                                        ---------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income ........................................        (1,158,939)        (1,269,355)
  From net realized gains ...........................................          (236,250)          (873,428)
                                                                        ---------------    ---------------
Net decrease in net assets from distributions to shareholders .......        (1,395,189)        (2,142,783)
                                                                        ---------------    ---------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold .........................................        29,518,346        100,385,423
  Net asset value of shares issued in reinvestment of
    distributions to shareholders ...................................         1,226,571          1,727,234
  Proceeds from redemption fees collected (Note 1) ..................            39,629             46,476
  Payments for shares redeemed ......................................       (20,367,743)       (14,382,228)
                                                                        ---------------    ---------------
Net increase in net assets from capital share transactions ..........        10,416,803         87,776,905
                                                                        ---------------    ---------------

TOTAL INCREASE IN NET ASSETS ........................................        15,613,203         86,325,410

NET ASSETS
  Beginning of period ...............................................       105,308,108         18,982,698
                                                                        ---------------    ---------------
  End of period .....................................................   $   120,921,311    $   105,308,108
                                                                        ===============    ===============

UNDISTRIBUTED NET INVESTMENT INCOME .................................   $        15,237    $         7,894
                                                                        ===============    ===============

CAPITAL SHARE ACTIVITY
  Sold ..............................................................         2,710,033          9,396,331
  Reinvested ........................................................           111,376            164,425
  Redeemed ..........................................................        (1,871,124)        (1,364,190)
                                                                        ---------------    ---------------
  Net increase in shares outstanding ................................           950,285          8,196,566
  Shares outstanding at beginning of period .........................         9,997,594          1,801,028
                                                                        ---------------    ---------------
  Shares outstanding at end of period ...............................        10,947,879          9,997,594
                                                                        ===============    ===============

See accompanying notes to financial statements.


--------------------------------------------------------------------------------

HUSSMAN STRATEGIC GROWTH FUND
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------

         SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------

                                                 SIX MONTHS
                                                   ENDED        YEAR       YEAR     YEAR       PERIOD
                                                DECEMBER 31,   ENDED      ENDED     ENDED      ENDED
                                                    2004      JUNE 30,   JUNE 30,  JUNE 30,    JUNE 30,
                                                (UNAUDITED)     2004       2003      2002      2001(a)
                                                  --------    --------  ---------  ---------  --------
Net asset value at beginning of period ........   $  15.89    $  13.80  $   13.34  $   12.20  $  10.00
                                                  --------    --------  ---------  ---------  --------

Income from investment operations:
  Net investment income (loss) ................       0.05       (0.04)     (0.02)     (0.04)    (0.04)
  Net realized and unrealized gains on
    investments and options ...................       0.16        2.13       1.36       2.52      2.23
                                                  --------    --------  ---------  ---------  --------
Total from investment operations ..............       0.20        2.09       1.34       2.48      2.19
                                                  --------    --------  ---------  ---------  --------

Less distributions:
  Dividends from net investment income ........      (0.03)         --         --         --        --
  Distributions from net realized gains .......      (0.71)      (0.01)     (0.93)     (1.35)       --
                                                  --------    --------  ---------  ---------  --------
Total distributions ...........................      (0.74)      (0.01)     (0.93)     (1.35)       --
                                                  --------    --------  ---------  ---------  --------

Proceeds from redemption fees
  collected (Note 1) ..........................       0.00(b)     0.01       0.05       0.01      0.01
                                                  --------    --------  ---------  ---------  --------

Net asset value at end of period ..............   $  15.36    $  15.89  $   13.80  $   13.34  $  12.20
                                                  ========    ========  =========  =========  ========

Total return(c) ...............................       1.38%(d)   15.22%     11.25%     22.24%    22.00%(d)
                                                  ========    ========  =========  =========  ========

Net assets at end of period (000's) ........... $1,469,539  $1,317,703   $511,928   $173,342   $20,228
                                                  ========    ========  =========  =========  ========

Ratio of net expenses to average net assets (e)       1.26%(f)    1.34%      1.45%      1.99%     1.99%(f)

Ratio of net investment income (loss) to
  average net assets ..........................       0.74%(f)   (0.39%)    (0.15%)    (0.81%)   (0.53%)(f)

Portfolio turnover rate .......................         89%(f)      66%       123%       199%       55%(f)

(a) Represents the period from the commencement of operations (July 24, 2000) through June 30, 2001.

(b)  Amount  rounds to less than $0.01 per share.

(c) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)  Not annualized.

(e) Absent investment advisory fees waived by the Adviser, the ratios of expenses to average net assets would have been 2.03% and 2.36%(f) for the periods ended June 30, 2002 and 2001, respectively.

(f)  Annualized.

See  accompanying  notes to financial  statements.


--------------------------------------------------------------------------------
15

HUSSMAN STRATEGIC TOTAL RETURN FUND
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------

         SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------


                                                        SIX MONTHS
                                                          ENDED              YEAR          PERIOD
                                                      DECEMBER  31,          ENDED          ENDED
                                                           2004            JUNE  30,       JUNE 30,
                                                       (UNAUDITED)           2004           2003(a)
                                                       ----------         ----------      ----------
Net asset value at beginning of period ............... $    10.53         $    10.54      $    10.00
                                                       ----------         ----------      ----------

Income from investment operations:
  Net investment income ..............................       0.11               0.21            0.14
  Net realized and unrealized gains on investments
    and foreign currencies ...........................       0.54               0.35            0.52
                                                       ----------         ----------      ----------
Total from investment operations .....................       0.65               0.56            0.66
                                                       ----------         ----------      ----------

Less distributions:
  Dividends from net investment income ...............      (0.11)             (0.21)          (0.14)
  Distributions from net realized gains ..............      (0.02)             (0.37)           --
                                                       ----------         ----------      ----------
Total distributions ..................................      (0.13)             (0.58)          (0.14)
                                                       ----------         ----------      ----------

Proceeds from redemption fees collected (Note 1) .....       0.00(b)            0.01            0.02
                                                       ----------         ----------      ----------
Net asset value at end of period ..................... $    11.05         $    10.53      $    10.54
                                                       ==========         ==========      ==========

Total return(c) ......................................       6.18%(d)           5.49%           6.81%(d)
                                                       ==========         ==========      ==========

Net assets at end of period (000's) .................. $  120,921         $  105,308      $   18,983
                                                       ==========         ==========      ==========

Ratio of net expenses to average net assets(e) .......       0.90%(f)           0.90%           0.90%(f)

Ratio of net investment income to average net assets .       2.03%(f)           2.34%           1.99%(f)

Portfolio turnover rate ..............................         54%(f)            174%            151%(f)

(a) Represents the period from the commencement of operations (September 12, 2002) through June 30, 2003.

(b)  Amount rounds to less than $0.01 per share.

(c) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)  Not annualized.

(e) Absent investment advisory fees waived and expenses reimbursed by the Adviser, the ratios of expenses to average net assets would have been 1.04%(f), 1.17% and 2.32%(f) for the periods ended December 31, 2004, June
     30, 2004 and 2003, respectively.

(f)  Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

HUSSMAN STRATEGIC GROWTH FUND
PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


   SHARES   COMMON STOCKS -- 96.67%                                   VALUE
================================================================================

            AIRLINES -- 0.06%
    43,000  SkyWest, Inc. ........................................ $   862,580
                                                                    -----------

            AUTO COMPONENTS -- 0.80%
    77,500  Autoliv, Inc. ........................................   3,743,250
    50,000  Dana Corp. ...........................................     866,500
   200,000  Goodyear Tire & Rubber Co. (a) .......................   2,932,000
    50,000  Magna International, Inc. ............................   4,127,500
                                                                   -----------
                                                                    11,669,250
                                                                   -----------
            AUTOMOBILES -- 0.18%
   100,000  Honda Motor Co., Ltd. - ADR ..........................   2,606,000
                                                                   -----------

            BANKS -- 0.04 %
    23,100  Flagstar Bancorp, Inc. ...............................     522,060
                                                                   -----------

            BEVERAGES -- 1.73%
    99,700  Adolph Coors Co. - Class B ...........................   7,544,299
   300,000  Coca-Cola Co. (The) ..................................  12,489,000
   200,000  Pepsi Bottling Group, Inc. (The) .....................   5,408,000
                                                                   -----------
                                                                    25,441,299
                                                                   -----------
            BIOTECHNOLOGY -- 1.86%
   200,000  Andrx Corp. (a) ......................................   4,366,000
   128,200  Applera Corp. - Applied Biosystems Group .............   2,680,662
   100,000  Cephalon, Inc. (a) ...................................   5,088,000
    54,000  CuraGen Corp. (a) ....................................     386,640
   100,000  Flamel Technologies S.A. - ADR (a) ...................   1,949,000
   100,000  Genentech, Inc. (a) ..................................   5,444,000
    54,900  Gilead Sciences, Inc. (a) ............................   1,920,951
   250,000  Nanogen, Inc. (a) ....................................   1,840,000
   141,900  Transkaryotic Therapies, Inc. (a) ....................   3,602,841
                                                                   -----------
                                                                    27,278,094
                                                                   -----------
            BUILDING PRODUCTS -- 1.77%
   600,000  Masco Corp. ..........................................  21,918,000
   117,700  York International Corp. .............................   4,065,358
                                                                   -----------
                                                                    25,983,358
                                                                   -----------
            CHEMICALS -- 2.06%
   299,300  Albany Molecular Research, Inc. (a) ..................   3,334,202
   196,900  Cabot Microelectronics Corp. (a) .....................   7,885,845
   292,500  International Flavors & Fragrances, Inc. .............  12,530,700
   177,000  Lubrizol Corp. (The) .................................   6,524,220
                                                                   -----------
                                                                    30,274,967
                                                                   -----------


--------------------------------------------------------------------------------
17

HUSSMAN STRATEGIC GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


   SHARES   COMMON STOCKS -- 96.67%  (CONTINUED)                      VALUE
================================================================================


            COMMERCIAL SERVICES AND SUPPLIES -- 1.63%
   300,000  Automatic Data Processing, Inc. ...................... $13,305,000
   200,000  Convergys Corp. (a) ..................................   2,998,000
   110,000  Pitney Bowes, Inc. ...................................   5,090,800
   108,900  Sensient Technologies Corp. ..........................   2,612,511
                                                                   -----------
                                                                    24,006,311
                                                                   -----------

            COMMUNICATIONS EQUIPMENT -- 0.71%
    25,700  L-3 Communications Holdings, Inc. ....................   1,882,268
 1,000,000  Tellabs, Inc. (a) ....................................   8,590,000
                                                                   -----------
                                                                    10,472,268
                                                                   -----------
            COMPUTERS AND PERIPHERALS -- 0.15%
   155,000  Ambient Corp. (a) ....................................      61,845
    65,000  Hewlett-Packard Co. ..................................   1,363,050
    31,700  SanDisk Corp. (a) ....................................     791,549
                                                                   -----------
                                                                     2,216,444
                                                                   -----------
            CONSTRUCTION MATERIALS -- 0.69%
   100,000  Nanophase Technologies Corp. (a) .....................     887,300
   150,000  POSCO - ADR ..........................................   6,679,500
   131,500  RPM International, Inc. ..............................   2,585,290
                                                                   -----------
                                                                    10,152,090
                                                                   -----------
            CONTAINERS AND PACKAGING -- 0.71%
   350,000  Sonoco Products Co. ..................................  10,377,500
                                                                   -----------

            DIVERSIFIED FINANCIALS -- 0.33%
    99,700  H & R Block, Inc. ....................................   4,885,300
                                                                   -----------

            DIVERSIFIED TELECOMMUNCATION SERVICES -- 5.14%
   350,000  ALLTEL Corp. .........................................  20,566,000
   150,000  CenturyTel, Inc. .....................................   5,320,500
   350,000  SBC Communications, Inc. .............................   9,019,500
   150,000  Sprint Corp. - FON Group .............................   3,727,500
   750,000  UTStarcom, Inc. (a) ..................................  16,612,500
   500,000  Verizon Communications, Inc. .........................  20,255,000
                                                                   -----------
                                                                    75,501,000
                                                                   -----------
            ELECTRICAL EQUIPMENT -- 0.97%
    90,200  American Power Conversion Corp. ......................   1,930,280
   350,000  Silicon Laboratories, Inc. (a) .......................  12,358,500
                                                                   -----------
                                                                    14,288,780
                                                                   -----------


--------------------------------------------------------------------------------

HUSSMAN STRATEGIC GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


   SHARES   COMMON STOCKS -- 96.67%  (CONTINUED)                      VALUE
================================================================================


            ELECTRONIC EQUIPMENT AND INSTRUMENTS -- 0.19%
    49,900  FEI Co. (a) .......................................... $ 1,047,900
    10,700  Molecular Devices Corp. (a) ..........................     215,070
   721,200  Nano-Proprietary, Inc. (a) ...........................   1,565,004
                                                                   -----------
                                                                     2,827,974
                                                                   -----------
            ENERGY EQUIPMENT AND SERVICES -- 2.25%
   350,000  American Superconductor Corp. (a) ....................   5,211,500
   208,100  Cooper Cameron Corp. (a) .............................  11,197,861
    50,000  Distributed Energy Systems Corp. (a) .................     125,000
   365,000  Valero Energy Corp. ..................................  16,571,000
                                                                   -----------
                                                                    33,105,361
                                                                   -----------
            FOOD AND DRUG RETAIL -- 0.48%
    40,000  Albertson's, Inc. ....................................     955,200
   250,000  Safeway, Inc. (a) ....................................   4,935,000
   250,000  Winn-Dixie Stores, Inc. ..............................   1,137,500
                                                                   -----------
                                                                     7,027,700
                                                                   -----------
            FOOD PRODUCTS -- 7.96%
            1,000,000Archer-Daniels-Midland Co. ..................  22,310,000
   350,000  Campbell Soup Co. ....................................  10,461,500
   200,000  Del Monte Foods Co. (a) ..............................   2,204,000
   400,000  General Mills, Inc. ..................................  19,884,000
   245,500  J.M. Smucker Company (The) ...........................  11,555,685
   500,000  Kraft Foods, Inc. ....................................  17,805,000
   200,000  Sara Lee Corp. .......................................   4,828,000
    50,000  Smithfield Foods, Inc. (a) ...........................   1,479,500
   400,000  Tyson Foods, Inc. ....................................   7,360,000
   276,600  William Wrigley Jr. Co. ..............................  19,137,954
                                                                   -----------
                                                                   117,025,639
                                                                   -----------
            GAS UTILITIES -- 0.25%
   100,000  Sempra Energy ........................................   3,668,000
                                                                   -----------

            HEALTH CARE EQUIPMENT AND SUPPLIES -- 4.01%
   250,000  Accelrys, Inc. (a) ...................................   1,950,000
   300,000  Biosite, Inc. (a) ....................................  18,462,000
   100,000  CTI Molecular Imaging, Inc. (a) ......................   1,419,000
    33,000  Cytyc Corp. (a) ......................................     909,810
   143,000  Haemonetics Corp. (a) ................................   5,178,030
   125,000  Hillenbrand Industries, Inc. .........................   6,942,500
    30,000  Medtronic, Inc. ......................................   1,490,100
    28,900  ResMed, Inc. (a) .....................................   1,476,790
   600,000  STERIS Corp. (a) .....................................  14,232,000
   200,000  Zoll Medical Corp. (a) ...............................   6,880,000
                                                                   -----------
                                                                    58,940,230
                                                                   -----------


--------------------------------------------------------------------------------
19

HUSSMAN STRATEGIC GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


   SHARES   COMMON STOCKS -- 96.67%  (CONTINUED)                      VALUE
================================================================================


            HEALTH CARE PROVIDERS AND SERVICES -- 3.72%
   143,000  Chronimed, Inc. (a) .................................. $   933,790
     4,000  Community Health Systems, Inc. (a) ...................     111,520
   100,000  DaVita, Inc. (a) .....................................   3,953,000
   600,000  First Health Group Corp. (a) .........................  11,226,000
   150,000  Health Management Associates, Inc. ...................   3,408,000
   117,400  Health Net, Inc. (a) .................................   3,389,338
   350,000  Healthsouth Corp. (a) ................................   2,233,000
    50,100  Lincare Holdings, Inc. (a) ...........................   2,136,765
    30,150  Medco Health Solutions, Inc. (a) .....................   1,254,240
   250,000  OCA, Inc. (a) ........................................   1,587,500
   377,200  Priority Healthcare Corp. - Class B (a) ..............   8,211,644
   450,000  Renal Care Group, Inc. (a) ...........................  16,195,500
                                                                   -----------
                                                                    54,640,297
                                                                   -----------
            HOTELS, RESTAURANTS AND LEISURE -- 4.69%
    46,800  Bob Evans Farms, Inc. ................................   1,223,352
   143,700  California Pizza Kitchen, Inc. (a) ...................   3,305,100
       400  Landry's Restaurants, Inc. ...........................      11,624
    70,500  Lone Star Steakhouse & Saloon, Inc. ..................   1,974,000
            1,250,000McDonald's Corp. ............................  40,075,000
   281,700  Outback Steakhouse, Inc. .............................  12,896,226
    77,000  Papa John's International, Inc. (a) ..................   2,651,880
   171,400  Wendy's International, Inc. ..........................   6,729,164
                                                                   -----------
                                                                    68,866,346
                                                                   -----------
            HOUSEHOLD DURABLES -- 1.89%
   100,000  American Greetings Corp. - Class A ...................   2,535,000
    50,000  Lancaster Colony Corp. ...............................   2,143,500
    17,900  La-Z-Boy, Inc. .......................................     275,123
   364,800  Linens 'n Things, Inc. (a) ...........................   9,047,040
   100,000  Newell Rubbermaid, Inc. ..............................   2,419,000
   100,000  Sherwin-Williams Co. .................................   4,463,000
   100,000  Whirlpool Corp. ......................................   6,921,000
                                                                   -----------
                                                                    27,803,663
                                                                   -----------
            HOUSEHOLD PRODUCTS -- 1.98%
    49,900  Blyth, Inc. ..........................................   1,475,044
   300,000  Kimberly-Clark Corp. .................................  19,743,000
   150,000  Wal-Mart Stores, Inc. ................................   7,923,000
                                                                   -----------
                                                                    29,141,044
                                                                   -----------
            INDUSTRIAL CONGLOMERATES -- 0.03%
    49,800  Gerber Scientific, Inc. (a) ..........................     378,978
                                                                   -----------

--------------------------------------------------------------------------------

HUSSMAN STRATEGIC GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


   SHARES   COMMON STOCKS -- 96.67%  (CONTINUED)                      VALUE
================================================================================


            INFORMATION TECHNOLOGY CONSULTING AND SERVICES -- 1.64%
   300,000  Computer Sciences Corp. (a) .......................... $16,911,000
   100,000  Electronic Data Systems Corp. ........................   2,310,000
   250,000  Synopsys, Inc. (a) ...................................   4,905,000
                                                                   -----------
                                                                    24,126,000
                                                                   -----------
            INSURANCE -- 3.64%
     4,444  Aegon N.V. - American Regular Shares .................      60,927
   600,000  Aon Corp. ............................................  14,316,000
   384,500  Arthur J. Gallagher & Co. ............................  12,496,250
    76,000  ChoicePoint, Inc. (a) ................................   3,495,240
   177,300  CIGNA Corp. ..........................................  14,462,361
    16,300  Principal Financial Group, Inc. ......................     667,322
   186,600  Protective Life Corp. ................................   7,965,954
                                                                   -----------
                                                                    53,464,054
                                                                   -----------
            INTERNET SOFTWARE AND SERVICES -- 1.00%
   250,000  Check Point Software Technologies, Ltd. (a) ..........   6,157,500
   200,000  First Data Corp. .....................................   8,508,000
     3,900  WebEx Communications, Inc. (a) .......................      92,742
                                                                   -----------
                                                                    14,758,242
                                                                   -----------
            LEISURE EQUIPMENT AND PRODUCTS -- 3.39%
   368,300  Borders Group, Inc. ..................................   9,354,820
    56,600  Brunswick Corp. ......................................   2,801,700
   297,900  Callaway Golf Co. ....................................   4,021,650
   800,000  Eastman Kodak Co. ....................................  25,800,000
    49,400  Fuji Photo Film Co., Ltd. - ADR ......................   1,826,812
   250,000  Nautilus Group, Inc. (The) ...........................   6,042,500
                                                                   -----------
                                                                    49,847,482
                                                                   -----------
            MACHINERY -- 0.31%
   205,000  AGCO Corp. (a) .......................................   4,487,450
                                                                   -----------

            MARINE -- 0.09%
    97,100  CP Ships, Ltd. .......................................   1,393,385
                                                                   -----------

            MEDIA -- 0.93%
   100,000  Comcast Corp - Special Class A (a) ...................   3,284,000
    50,000  McGraw-Hill Companies, Inc. (The) ....................   4,577,000
   156,500  Scholastic Corp. (a) .................................   5,784,240
                                                                   -----------
                                                                    13,645,240
                                                                   -----------
            METALS AND MINING -- 2.24 %
   550,000  Barrick Gold Corp. ...................................  13,321,000
   325,000  Newmont Mining Corp. .................................  14,433,250
   275,000  Placer Dome, Inc. ....................................   5,186,500
                                                                   -----------
                                                                    32,940,750
                                                                   -----------


--------------------------------------------------------------------------------
21

HUSSMAN STRATEGIC GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


   SHARES   COMMON STOCKS -- 96.67%  (CONTINUED)                      VALUE
================================================================================


            MULTILINE RETAIL -- 3.54%
   502,600  BJ's Wholesale Club, Inc. (a) ........................ $14,640,738
   125,000  CVS Corp. ............................................   5,633,750
   422,500  Dollar Tree Stores, Inc. (a) .........................  12,117,300
   400,000  Kohl's Corp. (a) .....................................  19,668,000
                                                                   -----------
                                                                    52,059,788
                                                                   -----------
            OFFICE ELECTRONICS -- 0.15%
    40,300  Canon, Inc. - ADR ....................................   2,186,678
                                                                   -----------

            OIL AND GAS -- 9.96%
    50,000  Amerada Hess Corp. ...................................   4,119,000
   200,000  Anadarko Petroleum Corp. .............................  12,962,000
    75,000  Apache Corp. .........................................   3,792,750
   300,000  BP Amoco PLC - ADR ...................................  17,520,000
    88,800  Burlington Resources, Inc. ...........................   3,862,800
   200,000  Cabot Corp. ..........................................   7,736,000
   100,000  ChevronTexaco Corp. ..................................   5,251,000
   150,000  ConocoPhillips .......................................  13,024,500
   250,000  Exxon Mobil Corp. ....................................  12,815,000
   350,000  Marathon Oil Corp. ...................................  13,163,500
   250,000  Newfield Exploration Co. (a) .........................  14,762,500
    25,000  Petro-Canada .........................................   1,275,500
   383,800  Petroleo Brasileiro S.A. - ADR .......................  15,267,564
   200,000  Royal Dutch Petroleum Co. - NY Shares ................  11,476,000
   112,500  Stone Energy Corp. (a) ...............................   5,072,625
   100,000  Unocal Corp. .........................................   4,324,000
                                                                   -----------
                                                                   146,424,739
                                                                   -----------
            PAPER AND FOREST PRODUCTS -- 0.21 %
    94,900  Bemis Co., Inc. ......................................   2,760,641
     9,090  Neenah Paper, Inc. (a) ...............................     296,334
                                                                   -----------
                                                                     3,056,975
                                                                   -----------
            PHARMACEUTICALS -- 8.07%
   100,000  Alpharma, Inc. - Class A .............................   1,695,000
   565,800  Altair Nanotechnologies, Inc. (a) ....................   1,533,262
   300,000  Biovail Corp. (a) ....................................   4,959,000
   250,000  Bristol-Myers Squibb Co. .............................   6,405,000
   300,000  Johnson & Johnson ....................................  19,026,000
 1,650,000  King Pharmaceuticals, Inc. (a) .......................  20,460,000
   100,000  Medicis Pharmaceutical Corp. .........................   3,511,000
   400,000  Mylan Laboratories, Inc. .............................   7,072,000
   200,000  Novartis AG - ADR ....................................  10,108,000
    34,030  Perrigo Co. ..........................................     587,698
 1,300,000  Pfizer, Inc. .........................................  34,957,000


--------------------------------------------------------------------------------

HUSSMAN STRATEGIC GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


   SHARES   COMMON STOCKS -- 96.67%  (CONTINUED)                      VALUE
================================================================================


            PHARMACEUTICALS -- 8.07% (CONTINUED)
    55,000  Pharmaceutical Product Development, Inc. (a) ......... $ 2,270,950
   125,000  Pharmacopeia Drug Discovery, Inc. (a) ................     748,750
   250,000  Schering-Plough Corp. ................................   5,220,000
                                                                   -----------
                                                                   118,553,660
                                                                   -----------
            REAL ESTATE -- 0.28%
    65,000  Standard Pacific Corp. ...............................   4,169,100
                                                                   -----------

            ROAD AND RAIL -- 0.40%
   125,200  Burlington Northern Santa Fe Corp. ...................   5,923,212
                                                                   -----------

            SEMICONDUCTOR EQUIPMENT AND PRODUCTS -- 1.36%
   200,000  Intel Corp. ..........................................   4,678,000
    50,000  Kyocera Corp. - ADR ..................................   3,849,000
    50,000  Nanometrics, Inc. (a) ................................     805,950
   750,004  Taiwan Semiconductor Manufacturing Co., Ltd. - ADR ...   6,367,534
   200,000  Veeco Instruments, Inc. (a) ..........................   4,214,000
                                                                   -----------
                                                                    19,914,484
                                                                   -----------
            SOFTWARE -- 4.56%
   300,000  Borland Software Corp. (a) ...........................   3,504,000
   249,500  John H. Harland Co. ..................................   9,006,950
   979,300  Macromedia, Inc. (a) .................................  30,475,816
   900,000  Microsoft Corp. ......................................  24,039,000
                                                                   -----------
                                                                    67,025,766
                                                                   -----------
            SPECIALTY RETAIL -- 5.99%
   200,000  Abercrombie & Fitch Co. - Class A ....................   9,390,000
   563,200  Barnes & Noble, Inc. (a) .............................  18,174,464
   500,000  Blockbuster, Inc. - Class A ..........................   4,770,000
    70,500  Foot Locker, Inc. ....................................   1,898,565
   239,290  GameStop Corp. (a) ...................................   5,362,489
   250,000  Gap, Inc. (The) ......................................   5,280,000
   500,000  Home Depot, Inc. (The) ...............................  21,370,000
   150,000  Men's Wearhouse, Inc. (The) (a) ......................   4,794,000
   250,000  Office Depot, Inc. (a) ...............................   4,340,000
   270,000  Staples, Inc. ........................................   9,101,700
   100,000  Williams-Sonoma, Inc. (a) ............................   3,504,000
                                                                   -----------
                                                                    87,985,218
                                                                   -----------
            TEXTILES AND APPAREL -- 2.11%
   220,000  Jones Apparel Group, Inc. ............................   8,045,400
   250,000  Oakley, Inc. .........................................   3,187,500
    65,300  Reebok International Ltd. ............................   2,873,200
    85,800  Stride Rite Corp. (The) ..............................     958,386



--------------------------------------------------------------------------------
23

HUSSMAN STRATEGIC GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


 SHARES     COMMON STOCKS -- 96.67%  (CONTINUED)                       VALUE
================================================================================


            TEXTILES AND APPAREL -- 2.11% (CONTINUED)
   100,000  Talbots, Inc. ....................................     $ 2,723,000
   750,000  Tommy Hilfiger Corp. (a) .........................       8,460,000
    86,900  V.F. Corp. .......................................       4,812,522
                                                                --------------
                                                                    31,060,008
                                                                --------------
            TOBACCO -- 0.52%
   125,000  Altria Group, Inc. ...............................       7,637,500
                                                                --------------

            Total Common Stocks (Cost $1,305,854,227) ........  $1,420,622,264
                                                                --------------


CONTRACTS   PUT OPTION CONTRACTS -- 1.78%                              VALUE
================================================================================
     6,500  Russell 2000 Index Option, 03/19/05 at $600 ......     $ 4,160,000
     8,500  S&P 100 Index Option, 03/19/05 at $560 ...........       7,225,000
     9,000  S&P 100 Index Option, 03/19/05 at $580 ...........      14,724,000
                                                                --------------

            TOTAL PUT OPTION CONTRACTS (Cost $39,681,000) ....     $26,109,000
                                                                --------------

            TOTAL INVESTMENTS IN SECURITIES AT VALUE -- 98.45%
            (Cost $1,345,535,227) ............................  $1,446,731,264
                                                                --------------


 SHARES     MONEY MARKET FUNDS -- 5.41%                                VALUE
================================================================================
79,493,151  First American Treasury Obligation Fund - Class S
            (Cost $79,493,151) ...............................     $79,493,151
                                                                --------------

            TOTAL INVESTMENTS IN SECURITIES AND
            MONEY MARKET FUNDS AT VALUE -- 103.86%
            (Cost $1,425,028,378) ............................  $1,526,224,415

            LIABILITIES IN EXCESS OF OTHER ASSETS -- (3.86)...     (56,685,915)
                                                                --------------

            NET ASSETS -- 100.00% ............................  $1,469,538,500
                                                                ==============

(a)  Non-income producing security.

ADR - American Depository Receipt

See accompanying notes to financial statements.


--------------------------------------------------------------------------------

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF OPEN WRTITTEN OPTION CONTRACTS
--------------------------------------------------------------------------------

DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------



                                                        VALUE OF     PREMIUMS
 CONTRACTS  WRITTEN CALL OPTIONS                        OPTIONS      RECEIVED
================================================================================
     6,500  Russell 2000 Index Option,
              03/19/05 at $600 .................... $ 38,200,500  $ 27,160,250
     8,500  S&P 100 Index Option,
              03/19/05 at $560 ....................   19,975,000    17,837,250
                                                    ------------  ------------
                                                    $ 58,175,500  $ 44,997,500
                                                    ============  ============

See accompanying notes to financial statements.



--------------------------------------------------------------------------------
25

HUSSMAN STRATEGIC TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


 SHARES     COMMON STOCKS -- 21.49%                                  VALUE
================================================================================

            ELECTRICAL EQUIPMENT -- 0.19%
    10,000  Endesa S.A. - ADR .................................... $   232,700
                                                                   -----------

            ELECTRIC UTILITIES -- 2.68%
    35,000  Korea Electric Power Corp. - ADR .....................     463,400
    45,000  MDU Resources Group, Inc. ............................   1,200,600
    35,000  OGE Energy Corp. .....................................     927,850
    12,500  Public Service Enterprise Group, Inc. ................     647,125
                                                                   -----------
                                                                     3,238,975
                                                                   -----------
            ENERGY EQUIPMENT AND SERVICES -- 0.80%
    20,000  Black Hills Corp. ....................................     613,600
    14,000  DPL, Inc. ............................................     351,540
                                                                   -----------
                                                                       965,140
                                                                   -----------
            GAS UTILITIES -- 1.27%
     3,500  Nicor, Inc. ..........................................     129,290
       500  UGI Corp. ............................................      20,455
    45,000  WGL Holdings, Inc. ...................................   1,387,800
                                                                   -----------
                                                                     1,537,545
                                                                   -----------
            METALS AND MINING -- 16.02%
    10,000  AngloGold Ashanti Ltd. - ADR .........................     363,500
   225,000  Barrick Gold Corp. ...................................   5,449,500
    35,000  Goldcorp, Inc. .......................................     526,400
   150,000  Newmont Mining Corp. .................................   6,661,500
   275,000  Placer Dome, Inc. ....................................   5,186,500
    75,000  Stillwater Mining Co. (a) ............................     844,500
    35,000  USEC, Inc. ...........................................     339,150
                                                                   -----------
                                                                    19,371,050
                                                                   -----------
            OIL AND GAS -- 0.53%
     4,700  PPL Corp. ............................................     250,416
    10,000  SCANA Corp. ..........................................     394,000
                                                                   -----------
                                                                       644,416
                                                                   -----------

            TOTAL COMMON STOCKS (Cost $23,635,965) ............... $25,989,826
                                                                   -----------


--------------------------------------------------------------------------------

HUSSMAN STRATEGIC TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


PAR VALUE   U.S. TREASURY OBLIGATIONS -- 69.53%                       VALUE
================================================================================

               U.S. TREASURY BILLS -- 19.75%
  $19,000,000  discount, due 03/03/2005 .......................... $18,935,856
    5,000,000  discount, due 06/16/2005 ..........................   4,944,330
                                                                   -----------
                                                                    23,880,186
                                                                   -----------
               U.S. TREASURY INFLATION-PROTECTION NOTES -- 49.78%
    9,674,280  3.375%, due 01/15/2012 ............................  11,015,077
   10,615,600  3.00%, due 07/15/2012 .............................  11,849,250
   20,659,600  2.00%, due 01/15/2014 .............................  21,389,152
   11,610,400  3.875%, due 04/15/2029 ............................  15,936,191
                                                                   -----------
                                                                    60,189,670
                                                                   -----------

               TOTAL U.S. TREASURY OBLIGATIONS (Cost $82,343,917)  $84,069,856
                                                                   -----------


PAR VALUE      U.S. GOVERNMENT AGENCY OBLIGATIONS -- 7.11%            VALUE
================================================================================

               FEDERAL FARM CREDIT BANK -- 0.32%
   $  400,000  2.625%, due 09/24/2007 ............................ $   391,933
                                                                   -----------

               FEDERAL HOME LOAN BANK -- 2.67%
    1,000,000  2.25%, due 10/25/2005 .............................     995,038
    1,000,000  2.54%, due 01/26/2006 .............................     995,170
      750,000  2.22%, due 09/12/2006 .............................     738,259
      500,000  5.70%, due 04/16/2018 .............................     500,034
                                                                   -----------
                                                                     3,228,501
                                                                   -----------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 4.12%
    1,500,000  2.25%, due 12/30/2005 .............................   1,488,690
    3,000,000  2.81%, due 09/28/2006 .............................   2,977,056
JPY50,000,000  2.125%, due 10/09/2007 ............................     513,205
                                                                   -----------
                                                                     4,978,951
                                                                   -----------

               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                 (Cost $8,558,843) ............................... $ 8,599,385
                                                                   -----------






--------------------------------------------------------------------------------
27

HUSSMAN STRATEGIC TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


  PAR VALUE    FOREIGN GOVERNMENT OBLIGATIONS - 0.20%                 VALUE
================================================================================

               CANADIAN GOVERNMENT NOTES -- 0.20%
JPY25,000,000  0.70%, due 03/20/2006 (Cost $209,866) ............. $   245,729
                                                                   -----------

               TOTAL INVESTMENTS IN SECURITIES AT VALUE -- 98.33%
               (Cost $114,748,591) ...............................$118,904,796
                                                                   -----------


    SHARES     MONEY MARKET FUNDS -- 1.17%                            VALUE
================================================================================

    1,416,935  First American Treasury Obligation Fund - Class S
               (Cost $1,416,935) ................................. $ 1,416,935
                                                                   -----------

               TOTAL INVESTMENTS IN SECURITIES AND
               MONEY MARKET FUNDS AT VALUE -- 99.50%
               (Cost $116,165,526) ...............................$120,321,731

               OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.50% ....     599,580
                                                                   -----------

               NET ASSETS -- 100.00% .............................$120,921,311
                                                                  ============


(a) Non-income producing security.

ADR - American Depository Receipt

JPY - Japanese Yen


See accompanying notes to financial statements.





--------------------------------------------------------------------------------

HUSSMAN INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
     The Hussman Strategic Growth Fund and the Hussman Strategic Total Return Fund (individually, a "Fund", and collectively, the "Funds") are each a series of Hussman Investment Trust (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). Each Fund is authorized to issue an unlimited number of shares.

     As part of the Trust's organization, the Hussman Strategic Growth Fund issued in a private placement 10,000 shares of beneficial interest to Hussman Econometrics Advisors, Inc. (the "Adviser") at $10.00 a share on June 20, 2000. The Fund commenced operations on July 24, 2000. The Hussman Strategic Total Return Fund commenced operations on September 12, 2002.

     The Hussman Strategic Growth Fund's investment objective is to provide long-term capital appreciation, with added emphasis on protection of capital during unfavorable market conditions.

     The Hussman Strategic Total Return Fund's investment objective is to provide long-term total return from income and capital appreciation, with added emphasis on protection of capital during unfavorable market conditions.

     SECURITIES AND OPTIONS VALUATION -- The Funds' portfolio securities are valued at market value as of the close of regular trading on the New York Stock Exchange (NYSE) (normally, 4:00 Eastern time) on each business day the NYSE is open. Securities, other than options, listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, the securities are valued at the last bid price on the NYSE or other primary exchange for that day. Securities traded on a foreign stock exchange are valued based upon the closing price on the principal exchange where the security is traded. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sales price, if available, otherwise at the mean of the closing bid and asked prices. Foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a pricing quotation service.



--------------------------------------------------------------------------------
29

HUSSMAN INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


     Pursuant to valuation procedures approved by the Board of Trustees, options traded on a national securities exchange are valued at a price between the closing bid and ask prices determined by the Adviser to most closely reflect market value as of the time of computation of net asset value. As of December 31, 2004, all options held by the Hussman Strategic Growth Fund have been valued in this manner. Options not traded on a national securities exchange or board of trade, but for which over-the-counter market quotations are readily available, are valued at the mean of their closing bid and ask prices. Futures contracts and options thereon, which are traded on commodities exchanges, are valued at their daily settlement value as of the close of such commodities exchanges.

     Fixed income securities not traded or dealt in upon any securities exchange but for which over-the-counter market quotations are readily available generally shall be valued at the mean of their closing bid and asked prices. When market quotations are not readily available, fixed income securities may be valued on the basis of prices provided by an independent pricing service. The Board of Trustees will review and monitor the methods used by such services to assure itself that securities are appropriately valued. The fair value of securities with remaining maturities of 60 days or less has been determined in good faith by the Board of Trustees to be represented by amortized cost value, absent unusual circumstances. In the event that market quotations are not readily available or are determined by the Adviser to not be reflective of fair market value due to market events or developments, securities and options are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

     FUTURES CONTRACTS AND OPTION TRANSACTIONS -- The Hussman Strategic Growth Fund may purchase and write put and call options on broad-based stock indices. The Fund may also purchase and write call and put options on individual securities. The Hussman Strategic Total Return Fund may use financial futures contracts and related options to hedge against changes in the market value of its portfolio securities that it intends to purchase. The Fund may also purchase foreign currency options and futures to establish or modify the Fund's exposure to foreign currencies, or interest rate futures contracts to protect against a decline in the value of its portfolio or to gain exposure to securities which the Fund otherwise wishes to purchase.


--------------------------------------------------------------------------------

HUSSMAN INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


     When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is recorded in the liabilities section of the Fund's Statement of Assets and Liabilities and is subsequently valued. If an option expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or a loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the liability related to such option will be eliminated. If an option is exercised, the Fund may deliver the underlying security in the open market. In this event, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

     REPURCHASE AGREEMENTS -- The Funds may enter into repurchase agreements with certain banks or non-bank dealers. The value of the underlying securities will be monitored on an ongoing basis to ensure that the value always equals or exceeds the repurchase price plus accrued interest.

     FOREIGN CURRENCY TRANSLATION -- Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars based on exchange rates on the following basis:

     A. The market values of investment securities and other assets and liabilities are translated at the closing rate of exchange each day.

     B. Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective date of such transactions.

     C. The Funds do not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

     Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions and 3) the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in exchange rates.



--------------------------------------------------------------------------------
31

HUSSMAN INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


     SHARE VALUATION AND REDEMPTION FEES -- The net asset value of each Fund is calculated as of the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for business. The net asset value per share of each Fund is calculated daily by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the net asset value per share, except that shares of each Fund are subject to a redemption fee of 1.5% if redeemed within six months of the date of purchase. During the periods ended December 31, 2005 and June 30, 2004, proceeds from redemption fees totaled $578,381 and $502,840, respectively, for the Hussman
Strategic Growth Fund and $39,629 and $46,476, respectively, for the Hussman Strategic Total Return Fund.

     INVESTMENT INCOME -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Discounts and premiums on fixed income securities are amortized using the interest method.

     DISTRIBUTIONS TO SHAREHOLDERS -- Dividends arising from net investment income, if any, are declared and paid annually to shareholders of the Hussman Strategic Growth Fund and are declared and paid quarterly to shareholders of the Hussman Strategic Total Return Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once a year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either temporary or permanent in nature and are primarily due to timing differences in the recognition of capital gains or losses for option transactions, losses deferred due to wash sales and treatment for foreign currency transactions.

     The tax character of distributions paid during the periods ended December 31, 2004 and June 30, 2004 were as follows:

                                                             Long-Term
                                      Periods    Ordinary     Capital      Total
                                       Ended      Income       Gains    Distributions
-------------------------------------------------------------------------------------
Hussman Strategic Growth Fund        12/31/04  $50,274,607  $18,091,384  $68,365,991
                                      6/30/04  $        --  $   392,622  $   392,622
-------------------------------------------------------------------------------------
Hussman Strategic Total Return Fund  12/31/04  $ 1,158,939  $   236,250  $ 1,395,189
                                      6/30/04  $ 2,142,783  $        --  $ 2,142,783

--------------------------------------------------------------------------------

HUSSMAN INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


     ORGANIZATION EXPENSES -- All costs incurred by the Trust in connection with the organization of the Funds and the initial public offering of shares of the Funds, principally professional fees and printing, were initially paid by the Adviser. Organization costs related to the Hussman Strategic Growth Fund have been recovered by the Adviser pursuant to the Expense Limitation Agreement. Organization costs related to the Hussman Strategic Total Return Fund are subject to recovery by the Adviser pursuant to the Expense Limitation Agreement (See Note 3).

     SECURITY TRANSACTIONS -- Security transactions are accounted for on trade date. Gains and losses on securities sold is determined on a specific identification basis.

     COMMON EXPENSES - Common expenses of the Trust are allocated among the Funds based on relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

     ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

     FEDERAL INCOME TAX -- It is each Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

     In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.



--------------------------------------------------------------------------------
33

HUSSMAN INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


     The following information is computed on a tax basis for each item as of December 31, 2004:

                                                      HUSSMAN        HUSSMAN
                                                     STRATEGIC   STRATEGIC TOTAL
                                                    GROWTH FUND    RETURN FUND
                                                    ------------  ------------
Cost of portfolio investments and written options $1,301,998,360  $114,748,591
                                                    ============  ============

Gross unrealized appreciation ...................   $171,885,568    $4,474,180
Gross unrealized depreciation ...................    (85,328,164)     (317,975)
                                                    ------------  ------------
Net unrealized appreciation .....................    $86,557,404    $4,156,205
Net unrealized foreign exchange gains ...........             --            77
Undistributed ordinary income ...................      2,260,603        81,203
Post-October losses .............................     (7,300,832)     (498,242)
Other gains (losses).............................    (12,508,270)      999,853
Other temporary differences .....................       (283,812)      (65,966)
                                                    ------------  ------------
Total distributable earnings ....................    $68,725,093    $4,673,130
                                                    ============  ============

     The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Hussman Strategic Growth Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States.

     The Hussman Strategic Growth Fund and the Hussman Strategic Total Return Fund had realized capital losses of $7,300,832 and $498,242, respectively, during the period November 1, 2003 through June 30, 2004, which are treated for federal income tax purposes as arising during the Fund's tax year ended June 30, 2005. These "post-October losses" may be utilized in the current and future years to offset net realized capital gains prior to distributing such gains to shareholders.

2. INVESTMENT TRANSACTIONS

     During the six months ended December 31, 2004, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments and U.S. government securities, amounted to $638,378,762 and $592,254,247, respectively, for the Hussman Strategic Growth Fund and $9,518,907 and $5,664,623, respectively, for the Hussman Strategic Total Return Fund.

3. TRANSACTIONS WITH AFFILIATES

     Certain Trustees and officers of the Trust are affiliated with the Adviser or Ultimus Fund Solutions, LLC ("Ultimus"), the Funds' administrator, transfer agent and fund accounting agent.



--------------------------------------------------------------------------------

HUSSMAN INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


ADVISORY AGREEMENT
     Under the terms of an Advisory Agreement between the Trust and the Adviser, the Hussman Strategic Growth Fund pays a fee, which is computed and accrued daily and paid monthly, at an annual rate of 1.25% of the first $250 million of its average daily net assets; 1.15% of the next $250 million of such assets; 1.05% of the next $500 million of such assets; and 0.95% of such assets in excess of $1 billion. The Hussman Strategic Total Return Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at the annual rate of 0.60% of the average daily net assets of the Fund.

     Pursuant to an Expense Limitation Agreement with respect to the Hussman Total Return Fund, the Adviser has contractually agreed to waive a portion of its advisory fees or to absorb operating expenses to the extent necessary so that the Fund's ordinary operating expenses do not exceed an amount equal to 0.90% annually of its average daily net assets. This expense limitation agreement remains in effect until at least December 31, 2005. Accordingly, during the six months ended December 31, 2004, the Adviser waived advisory fees of $81,826. Any fee waivers or expense reimbursements by the Adviser, either before or after December 31, 2005, are subject to repayment by the Fund provided the Fund is able to effect such repayment and remain in compliance with the undertaking by the Adviser to limit expenses of the Fund, and provided further that the expenses which are the subject of the repayment were incurred within three years of such repayment. As of December 31, 2004, the amount of fee waivers and expense reimbursements available for reimbursement to the Adviser is $382,855. The Adviser may recapture these amounts no later than the dates as stated below:

                              June 30, 2006     June 30, 2007    June 30, 2008
                              -------------     -------------    -------------
Hussman Strategic
  Total Return Fund             $162,297           $138,732          $81,826

ADMINISTRATION AGREEMENT
     Under the terms of an Administration Agreement, Ultimus supplies executive, administrative and regulatory services to the Trust, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission and state securities authorities.

     For these services, Ultimus receives a monthly fee from each of the Funds at an annual rate of 0.15% on its respective average daily net assets up to $50 million; 0.125% on the next $50 million of such assets; 0.10% on the next


--------------------------------------------------------------------------------
35

HUSSMAN INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


$150 million of such assets; 0.075% on the next $250 million of such assets; and 0.05% on such net assets in excess of $500 million, subject to a minimum monthly fee of $2,000. For the six months ended December 31, 2004, the Hussman Strategic Growth Fund and the Hussman Total Return Fund paid $466,479 and $76,226, respectively, to Ultimus for administration services.

FUND ACCOUNTING AGREEMENT
     Under the terms of a Fund Accounting Agreement between the Trust and Ultimus, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Funds. For these services, Ultimus receives from each of the Funds a monthly base fee of $2,500, plus an asset based fee equal to 0.01% of its respective average daily net assets up to $500 million and 0.005% of such net assets in excess of $500 million. In addition, the Funds pay certain out-of-pocket expenses incurred by Ultimus in obtaining valuations of the Funds' portfolio securities. For the six months ended December 31, 2004, the Hussman Strategic Growth Fund and the Hussman Total Return Fund paid $63,151 and $20,762, respectively, to Ultimus for fund accounting services.

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT
     Under the terms of a Transfer Agent and Shareholder Services Agreement between the Trust and Ultimus, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder service functions. For these services, Ultimus receives from each Fund a monthly fee at an annual rate of $17 per account, subject to a minimum fee of $1,500 per month. For the six months ended December 31, 2004, the Hussman Strategic Growth Fund and the Hussman Strategic Total Return Fund paid $175,261 and $14,721, respectively, to Ultimus for transfer agent and shareholder services. In addition, the Funds pay certain out-of-pocket expenses incurred by Ultimus including, but not limited to, postage and supplies.

     For shareholder accounts held through financial intermediaries, the Funds may, in some cases, reimburse these intermediaries for the cost of providing equivalent account maintenance services, at an annual rate of not more than $17 per account. During the six months ended December 31, 2004, the Hussman Strategic Growth Fund and the Hussman Total Return Fund paid $168,500 and $23,220, respectively, to financial intermediaries.



--------------------------------------------------------------------------------

HUSSMAN INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


COMPLIANCE CONSULTING AGREEMENT
     Under the terms of a Compliance Consulting Agreement between the Trust and Ultimus, Ultimus provides an individual with the requisite background and familiarity with the Federal Securities Laws to serve as the Chief Compliance Officer and to administer the Trust's compliance policies and procedures. For these services, the Trust pays Ultimus a base fee of $1,000 per month, plus an asset-based fee at the annual rate of .005% of the average value of its daily net assets from $100 million to $500 million, .0025% of such assets from $500 million to $1 billion and .00125% of such assets in excess of $1 billion. During the six months ended December 31, 2004, the Hussman Strategic Growth Fund and the Hussman Strategic Total Return Fund paid $14,042 and $2,981, respectively, to Ultimus for compliance consulting services. In addition, the Trust pays reasonable out-of-pocket expenses incurred by Ultimus.

4. OPTION  CONTRACTS WRITTEN

     Transactions in option contracts written by the Hussman Strategic Growth Fund during the six months ended December 31, 2004, were as follows:

                                                       OPTION        OPTION
                                                      CONTRACTS     PREMIUMS
                                                    ------------  ------------
Options outstanding at beginning of period ........       21,250  $48,315,053
Options written ...................................       53,000  117,791,522
Options cancelled in a closing purchase transaction      (59,250)(121,109,075)
                                                    ------------  ------------

Options outstanding at end of period ..............       15,000  $44,997,500
                                                    ============  ============


     No contracts were written by the Hussman Strategic Total Return Fund during the six months ended December 31, 2004.

5. BANK LINE OF CREDIT
     The Hussman Strategic Growth Fund has an unsecured bank line of credit in the amount of $10,000,000. The Hussman Strategic Total Fund has an unsecured bank line of credit in the amount of $2,000,000. Borrowings under these arrangements bear interest at a rate per annum equal to the Prime Rate at the time of borrowing. During the six months ended December 31, 2004, the Funds had no outstanding borrowings under their respective lines of credit.



--------------------------------------------------------------------------------
37

HUSSMAN INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


6. CONTINGENCIES AND COMMITMENTS
     The Funds indemnify the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.







--------------------------------------------------------------------------------

HUSSMAN INVESTMENT TRUST
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

     We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur two types of costs:
(1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

     A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The table below illustrates each Fund's costs in two ways:

     ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from each Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in each Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for each Fund under the heading "Expenses Paid During Period."

     HYPOTHETICAL 5% RETURN - This section is intended to help you compare each Fund's costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not each Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.



--------------------------------------------------------------------------------
39

HUSSMAN INVESTMENT TRUST
ABOUT YOUR FUND'S EXPENSES (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


     Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

     More information about the Fund's expenses, including annual expense ratios since inception, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to each Fund's prospectus.

HUSSMAN STRATEGIC GROWTH FUND

                                      Beginning       Ending
                                    Account Value  Account Value  Expenses Paid
                                     July 1, 2004  Dec. 31, 2004  During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return           $1,000.00      $ 1,013.80       $6.40
Based on Hypothetical 5% Return
  (before expenses)                   $1,000.00      $ 1,018.85       $6.41

* Expenses are equal to the Hussman Strategic Growth Fund's annualized expense ratio of (1.26%) for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the period covered by this report).


HUSSMAN STRATEGIC TOTAL RETURN FUND
                                      Beginning       Ending
                                    Account Value  Account Value  Expenses Paid
                                     July 1, 2004  Dec. 31, 2004  During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return           $1,000.00      $ 1,061.80       $4.68
Based on Hypothetical 5% Return
  (before expenses)                   $1,000.00      $ 1,020.67       $4.58

* Expenses are equal to the Hussman Strategic Total Return Fund's annualized expense ratio of (0.90%) for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the period covered by this report).




--------------------------------------------------------------------------------

                            [GRAPHIC OMITTED]HUSSMAN
                                               FUNDS

                               INVESTMENT ADVISER
                      Hussman Econometrics Advisors, Inc.
                             5136 Dorsey Hall Drive
                         Ellicott City, Maryland 21042

                              www.hussmanfunds.com
                         1-800-HUSSMAN (1-800-487-7626)

                          ADMINISTRATOR/TRANSFER AGENT
                          Ultimus Fund Solutions, LLC
                         225 Pictoria Drive, Suite 450
                             Cincinnati, Ohio 45246

                                    CUSTODIAN
                                    US Bank
                               425 Walnut Street
                             Cincinnati, Ohio 45202

                             INDEPENDENT REGISTERED
                             PUBLIC ACCOUNTING FIRM
                               Ernst & Young LLP
                              1900 Scripps Center
                               312 Walnut Street
                             Cincinnati, Ohio 45202

                                 LEGAL COUNSEL
                            Schulte Roth & Zabel LLP
                                919 Third Avenue
                            New York, New York 10022

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-HUSSMAN (1-800-487-7626), or on the Securities and Exchange Commission's (SEC) website at http://www.sec.gov.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-800-HUSSMAN, or on the SEC's website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for each Fund with the SEC as of the first and third quarters of each fiscal year on Form N-Q beginning with the September 2004 quarter. The filings will be available upon request, by calling 1-800-HUSSMAN (1-800-487-7626). Furthermore, you will be able to obtain a copy of the filing on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This Semi-Annual Report is authorized for distribution only if accompanied or preceded by a current Prospectus for the Funds.

ITEM 2. CODE OF ETHICS.

Not required

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 10. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto





Exhibit 99.CERT           Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT        Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Hussman Investment Trust
             ----------------------------------------------------





By (Signature and Title)*     /s/ John P. Hussman
                           --------------------------------------

                           John P. Hussman, President

Date          February 23, 2005
      -----------------------------------------





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*     /s/ John P. Hussman
                           --------------------------------------

                           John P. Hussman, President

Date          February 23, 2005
      -----------------------------------------




By (Signature and Title)*     /s/ Mark J. Seger
                           --------------------------------------

                           Mark J. Seger, Treasurer

Date          February 23, 2005
      -----------------------------------------


* Print the name and title of each signing officer under his or her signature.